Organization and Principal Activities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
China Wheel Limited [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	100.00%
Zhengxing Wheel Group Co., Limited [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	100.00%